Other Gains (Losses) (Tables)	12 Months Ended
Dec. 31, 2020
OTHER GAINS (LOSSES)
Summary of Other gains (losses)

The detail of other gains (losses) for the years ended December 31, 2020, 2019 and 2018 is as follows:

	For the years ended December 31,
	2020	2019	2018
Other Gains (Losses)	ThCh$	ThCh$	ThCh$
Gain on sale of Property, Plant and Equipment	9,384,038	1,530,689	3,024,549
Result of other investments	104,777	262,512	385,830
Total	9,488,815	1,793,201	3,410,379